Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 124	€ 92
Damaged, obsolete and lost inventories	92	109
Inventory provisions utilised or released to income statement	€ 72	€ 90